Income taxes - Non-Capital Loss Carryforwards (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	$ 721,289	$ 421,002
Canada
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	151,096	73,737
Belgium
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	41,928	40,383
Netherlands
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	38,213	31,105
United States
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	366,680	236,149
Germany
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	21,289	21,219
Switzerland
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	36,139	13,042
New Zealand
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	57,366	0
United Kingdom
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	9	0
Australia
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	$ 8,569	$ 5,367